UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

Clipper Fund, Inc.
(Exact name of registrant as specified in charter)

9601 Wilshire Boulevard, Suite 800
Beverly Hills, California 90210
(Address of principal executive offices) (Zip code)

James H. Gipson
9601 Wilshire Boulevard, Suite 800
Beverly Hills, California 90210
(Name and address of agent for service)

Copy to:
Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(213) 683-6207

Registrant’s telephone number, including area code: 800-776-5033

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Item 1: Schedule of Investments		(UNAUDITED)
Investment Portfolio September 30, 2004
Common Stocks Shares		Market Value	%

Advertising
8,826,000	The Interpublic Group of Companies, Inc.*	$ 93,467,340	1.4%

Computer Services
15,755,700	Electronic Data Systems Corporation	305,503,023	4.5%

Energy
28,310,400	El Paso Corporation	260,172,576	3.8%

Food & Tobacco
7,207,400 6,617,600 4,585,300 2,298,100 2,407,700	Altria Group Inc Kraft Foods Inc Class A UST Inc The Coca Cola Company Sara Lee Corporation	339,036,096 209,910,272 184,604,178 92,038,905 55,040,022 880,629,473	5.0% 3.1% 2.7% 1.3% 0.8% 12.9%

Health Care
19,189,400 6,410,900 3,749,900 3,376,800 1,775,300	Tenet Healthcare Corporation* Pfizer Inc HCA Inc Wyeth Johnson & Johnson	207,053,626 196,173,540 143,058,685 126,292,320 100,002,649 772,580,820	3.0% 2.8% 2.1% 1.9% 1.5% 11.3%

Industrial & Electrical Equipment
10,215,300 2,120,000	Tyco International Ltd Pitney Bowes Inc	313,201,098 93,492,000 406,693,098	4.6% 1.4% 6.0%

Insurance & Financial Services
7,075,200 4,673,000 2,774,160	American Express Company Marsh & McLennan Companies Inc Old Republic International Corporation	364,089,792 213,836,480 69,437,225 647,363,497	5.3% 3.1% 1.0% 9.4%

Mortgage Finance
9,882,200 5,702,300	Freddie Mac Fannie Mae	644,714,728 361,525,820 1,006,240,548	9.5% 5.3% 14.8%

Real Estate Investments
1,783,400 1,046,200	Apartment Investment & Management Company Class A Equity Office Properties Trust	62,026,652 28,508,950 90,535,602	0.9% 0.4% 1.3%

_______________________________________
* Non-income producing securities.

		(UNAUDITED)
Investment Portfolio September 30, 2004
Common Stocks (continued) Shares		Market Value	%

	Retailing
5,608,100 8,750,400 6,439,900	CVS Corporation The Kroger Co.* Safeway Inc.*	$ 236,269,253 135,806,208 124,354,469 496,429,930	3.5% 2.0% 1.8% 7.3%

	Securities Industry
2,784,400	Merrill Lynch & Co., Inc.	138,440,368	2.0%

	Other
3,706,000	Time Warner Inc.*	59,814,840	0.9%

	Total Common Stocks (Cost $4,820,893,169)	5,157,871,115	75.6%

Short Term Investments Par Value		Market Value	%

	US Treasury Bill
$1,226,440,000	0.000%, due 11/26/04	1,223,408,240	17.9%

	US Treasury Bill
$208,000,000	0.000%, due 02/17/05	206,501,360	3.0%

	State Street Repurchase Agreements
$197,103,000	1.25%, dated 09/30/04, due 10/01/04	197,103,000	2.9%

	Federal Home Loan Bank Board Agency Notes
$73,050,000	3.625%, due 10/15/04	73,098,067	1.1%

	Federal Farm Credit Bank Agency Notes
$32,420,000	3.875%, due 12/15/04	32,550,328	0.5%

	Total Short Term Investments (Cost $1,732,966,890)	1,732,660,995	25.4%

Total Investment Portfolio (Cost $6,553,860,059)		6,890,532,110	101.0%

Cash and Receivables less Liabilities		(71,142,603)	-1.0%

Net Assets		$6,819,389,507	100.0%

_______________________________________
* Non-income producing securities.

Item 2: Controls and Procedures

(a)     The principal executive and principal financial officers of Clipper Fund, Inc. (the "Fund") have evaluated the effectiveness of the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, and concluded that such controls and procedures are effective.

(b)     There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3: Exhibits

Attached as Exhibit 3 are the certifications of the principal executive and principal financial officers of the Fund required by Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CLIPPER FUND, INC.

By (Signature and Title)*	/s/ James H. Gipson James H. Gipson, Chairman & President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James H. Gipson James H. Gipson, Chairman & President

Date	October 28, 2004

By (Signature and Title)*	/s/ Michael Kromm Michael Kromm, Secretary & Treasurer

Date	October 28, 2004

* Print the name and title of each signing officer under his or her signature.

EXHIBIT 3

CERTIFICATIONS

I, James H. Gipson, certify that:

1.     I have reviewed this report on Form N-Q of Clipper Fund, Inc. (the “Fund”);

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Fund as of the end of the fiscal quarter for which the report is filed;

4.     The Fund’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) for the Fund and have:

        a.        designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b.        evaluated the effectiveness of the Fund’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        c.        disclosed in this report any change in the Fund’s internal control over financial reporting that occurred during the Fund’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting; and

5.     The Fund’s other certifying officer and I have disclosed to the Fund’s auditors and the audit committee of the Fund’s board of directors:

        a.        all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund’s ability to record, process, summarize, and report financial information; and

        b.        any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund’s internal control over financial reporting.

Date: October 28, 2004

/s/ James H. Gipson James H. Gipson Chairman & President

I, Michael Kromm, certify that:

1.     I have reviewed this report on Form N-Q of Clipper Fund, Inc. (the “Fund”);

2.     Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.     Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the Fund as of the end of the fiscal quarter for which the report is filed;

4.     The Fund’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) for the Fund and have:

        a.        designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Fund, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        b.        evaluated the effectiveness of the Fund’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

        c.        disclosed in this report any change in the Fund’s internal control over financial reporting that occurred during the Fund’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting; and

5.     The Fund’s other certifying officer and I have disclosed to the Fund’s auditors and the audit committee of the Fund’s board of directors:

        a.        all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Fund’s ability to record, process, summarize, and report financial information; and

        b.        any fraud, whether or not material, that involves management or other employees who have a significant role in the Fund’s internal control over financial reporting.

Date: October 28, 2004

/s/ Michael Kromm Michael Kromm Secretary & Treasurer